UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2014 to July 31, 2014

Item 1:   Schedule of Investments

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2014 (unaudited)

	Number of Shares	Value

LONG POSITIONS (29.6%)
COMMON STOCKS (11.1%)
CANADA (0.3%)
Healthcare Equipment & Supplies (0.3%)
Nordion, Inc. *	2,501	$32,413

FRANCE (0.9%)
Construction Materials (0.5%)
Lafarge S.A.	810	62,996

Hotels, Restaurants & Leisure (0.1%)
Club Mediterranee S.A. *	323	9,400

Internet Software & Services (0.3%)
Bull S.A. *	4,662	30,752
		103,148
IRELAND (0.6%)
Healthcare Equipment & Supplies (0.6%)
Covidien PLC ^^^	832	71,976

ITALY (0.3%)
Household Durables (0.3%)
Indesit Co. SpA *	1,993	28,806

JERSEY (0.9%)
Construction & Engineering (0.2%)
Kentz Corp. Ltd.	1,563	24,488

Pharmaceuticals (0.7%)
Shire PLC	912	75,066
		99,554
SWITZERLAND (0.3%)
Insurance (0.3%)
Schweizerische National-Versicherungs-Gesellschaft AG, Reg S [1]	418	37,212

UNITED STATES (7.8%)
Banks (0.8%)
Hudson City Bancorp, Inc. ^^^	6,119	59,660
Taylor Capital Group, Inc. *	1,461	31,149
		90,809
Chemicals (0.3%)
Rockwood Holdings, Inc.	456	35,997

Construction & Engineering (0.3%)
URS Corp.	626	35,851

Diversified Telecommunication Services (0.4%)
tw telecom, Inc. *	1,143	46,566

Electric Utilities (0.9%)
Pepco Holdings, Inc. ^^^	1,982	53,216
UNS Energy Corp.	771	46,584
		99,800
Electronic Equipment, Instruments & Components (0.3%)
Measurement Specialties, Inc. *	331	28,463

Food Products (0.4%)
The Hillshire Brands Co.	796	49,965

Healthcare Providers & Services (0.5%)
Brookdale Senior Living, Inc. *	845	29,264
Gentiva Health Services, Inc. *	1,434	25,955
		55,219
Insurance (0.5%)
Protective Life Corp.	795	55,157

Media (1.3%)
Time Warner Cable, Inc. ^^^	547	79,370

	Number of Shares	Value

COMMON STOCKS
UNITED STATES
Media
Time Warner, Inc. ^^^	864	$71,729
		151,099
Multi-utilities (0.3%)
Integrys Energy Group, Inc. ^^^	529	34,681

Pharmaceuticals (0.6%)
Actavis PLC *	324	69,226

Semiconductor Equipment & Products (0.4%)
TriQuint Semiconductor, Inc. *	2,381	42,810

Software (0.3%)
MICROS Systems, Inc. *	551	37,264

Tobacco (0.5%)
Lorillard, Inc. ^^^	1,015	61,387
		894,294
TOTAL COMMON STOCKS (Cost $1,263,477)		1,267,403

EXCHANGE TRADED FUNDS (2.4%)
UNITED STATES (2.4%)
Diversified Financial Services (2.4%)
iShares iBoxx $ High Yield Corporate Bond ETF	1,468	135,702
iShares Russell 2000 ETF	1,247	138,529
TOTAL EXCHANGE TRADED FUNDS (Cost $254,728)		274,231

INVESTMENT COMPANY (12.6%)
UNITED STATES (12.6%)
Credit Suisse Managed Futures Strategy Fund (Cost $1,427,838)•	143,684	1,445,460

Number of Rights

RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc. (Cost $0)^*	400	52

	Number of Contracts

OPTIONS PURCHASED (3.5%)
UNITED STATES (3.5%)
Put Purchased Options (3.5%)
S&P 500 Index, Strike @ $2,100, expires 08/16/14(Cost $279,496)	23	395,830
TOTAL LONG POSITIONS (Cost $3,225,539)		3,382,976

Par (000)

SHORT-TERM INVESTMENTS (26.2%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/01/2014 (Cost $2,998,000) ^^	$2,998	2,998,000

Value
TOTAL INVESTMENTS AT VALUE (55.8%) (Cost $6,223,539)	$6,380,976

TOTAL SECURITIES SOLD SHORT (-5.5%) (Proceeds $633,560)	(625,626)

OTHER ASSETS IN EXCESS OF LIABILITIES (49.7%)	5,680,693

NET ASSETS (100.0%)	$11,436,043

	Number of Shares
SHORT POSITIONS (-5.5%)
COMMON STOCKS (-5.5%)
SWITZERLAND (-0.7%)
Construction Materials (-0.6%)
Holcim Ltd., Reg S *[1]	(810)	(64,774)

Insurance (-0.1%)
Helvetia Holding AG, Reg S [1]	(28)	(13,635)
		(78,409)
UNITED STATES (-4.8%)
Banks (-0.7%)
M&T Bank Corp.	(514)	(62,451)
MB Financial, Inc.	(689)	(18,562)
		(81,013)
Chemicals (-0.1%)
Albemarle Corp.	(219)	(13,434)

Construction & Engineering (-0.1%)
AECOM Technology Corp. *	(460)	(15,617)

Diversified Telecommunication Services (-0.3%)
Level 3 Communications, Inc. *	(800)	(35,184)

Healthcare Equipment & Supplies (-0.4%)
Medtronic, Inc.	(795)	(49,083)

Healthcare Providers & Services (-0.3%)
Brookdale Senior Living, Inc. *	(845)	(29,279)

Media (-1.1%)
Comcast Corp., Class A	(1,574)	(84,571)
Twenty-First Century Fox, Inc., Class A	(1,322)	(41,881)
		(126,452)
Multi-utilities (-0.2%)
Wisconsin Energy Corp.	(597)	(26,017)

Pharmaceuticals (-1.0%)
AbbVie, Inc.	(782)	(40,930)
Actavis PLC *	(324)	(69,226)
		(110,156)
Semiconductor Equipment & Products (-0.4%)
RF Micro Devices, Inc. *	(3,988)	(44,506)

Tobacco (-0.2%)
Reynolds American, Inc.	(295)	(16,476)
		(547,217)
TOTAL SHORT POSITIONS (Proceeds $633,560)		$(625,626)

*                                                       Non-income producing security.

^^^                                            At July 31, 2014, this security has been pledged, in whole or in part, as collateral for open securities sold short.

1                                                         REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

•                                                        Affiliated issuer.

^                                                        Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^                                                  Security or portion thereof held in the subsidiary.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
AUD	370,011	USD	345,625	08/20/14	JPMorgan Chase	$345,625	$343,644	$(1,981)
BRL	140,777	USD	62,917	08/20/14	JPMorgan Chase	62,917	61,839	(1,078)
CAD	13,704	USD	12,728	08/19/14	JPMorgan Chase	12,728	12,583	(145)
CHF	11,768	USD	13,108	08/20/14	JPMorgan Chase	13,108	12,943	(165)
CZK	1,275,387	USD	62,917	08/20/14	JPMorgan Chase	62,917	61,691	(1,226)
HUF	14,383,996	USD	62,917	08/21/14	JPMorgan Chase	62,917	61,190	(1,727)
MXN	815,554	USD	62,917	08/20/14	JPMorgan Chase	62,917	61,556	(1,361)
NOK	1,171,125	USD	188,765	08/20/14	JPMorgan Chase	188,765	185,846	(2,919)
NZD	642,257	USD	558,443	08/20/14	JPMorgan Chase	558,443	544,262	(14,181)
PLN	192,490	USD	62,917	08/20/14	JPMorgan Chase	62,917	61,577	(1,340)
SGD	78,173	USD	62,917	08/20/14	JPMorgan Chase	62,917	62,646	(271)
TRY	134,148	USD	62,917	08/19/14	JPMorgan Chase	62,917	62,291	(626)
USD	470,102	EUR	347,273	08/20/14	JPMorgan Chase	(470,102)	(464,675)	5,427
USD	460,335	JPY	46,795,216	08/20/14	JPMorgan Chase	(460,335)	(455,093)	5,242
USD	154,388	GBP	90,089	08/20/14	JPMorgan Chase	(154,388)	(152,077)	2,311
USD	19,672	SEK	134,306	08/20/14	JPMorgan Chase	(19,672)	(19,446)	226
ZAR	675,141	USD	62,917	08/20/14	JPMorgan Chase	62,917	62,835	(82)
								$(13,896)

Currency Abbreviations:

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CZK = Czech Koruna

EUR = Euro

GBP = British Pound

HUF = Hungarian Forint

JPY = Japanese Yen

MXN = Mexican Peso

NOK = Norwegian Krone

NZD = New Zealand Dollar

PLN = Polish Zloty

SEK = Swedish Krona

SGD = Singapore Dollar

TRY = Turkish Lira

USD = United States Dollar

ZAR = South African Rand

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Index Contracts
Russell 2000 Mini Index	USD	Sep 2014	1	$111,670	$(6,252)

Swaps Contracts

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$251,273	06/17/15	Goldman Sachs	Fee Plus LIBOR	MSCI Daily TR Emerging Markets Index	$(7,576)
USD	$1,236,515	08/18/14	JPMorgan Chase	NASDAQ-100 Total Return	Fee Plus LIBOR	(12,360)
USD	$640,000	09/22/14	JPMorgan Chase	Fee Plus LIBOR	iBoxx $Liquid High Yield Index	7,575
USD	$1,119,000	09/22/14	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	301
USD	$357,000	09/22/14	JPMorgan Chase	Fee Plus LIBOR	iBoxx $Liquid High Yield Index	(2,967)
USD	$470,000	12/22/14	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(7,779)
USD	$1,785,000	12/22/14	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(28,621)
USD	$369,107	06/17/15	JPMorgan Chase	Russell 2000 Total Return Index	Fee Plus LIBOR	(17,239)
USD	$505,417	08/18/14	Societe Generale	Health Care Select Sector Index	Fee Plus LIBOR	(1,887)
						$(70,553)

Credit Default Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Received (Paid)	Credit Received at 7/31/2014	Net Unrealized Appreciation (Depreciation)
USD	$9,900	06/20/19	Societe Generale	CDX North America High Yield Index	5.0%	—	$181
USD	$226,710	06/20/19	Societe Generale	CDX North America High Yield Index	5.0%	—	3,544
							$3,725

Option Contracts

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
23	S&P 500 Index, Strike @ $1,925	08/16/14	$18,584	$(51,980)	$(33,396)
5	S&P 500 Index, Strike @ $1,980	08/16/14	10,440	(27,500)	(17,060)
23	S&P 500 Index, Strike @ $2,000	08/16/14	70,104	(167,900)	(97,796)
Net Unrealized Appreciation (Depreciation)					$(148,252)

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value.   Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$998,683	$268,720	$—	$1,267,403
Exchange Traded Funds	274,231	—	—	274,231
Investment Company	1,445,460	—	—	1,445,460
Rights	—	—	52	52
Options Purchased	395,830	—	—	395,830
Short-term Investments	—	2,998,000	—	2,998,000
Securities Sold Short
Common Stocks	(547,217)	(78,409)	—	(625,626)
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(13,896)	—	(13,896)
Futures Contracts	(6,252)	—	—	(6,252)
Swap Contracts	—	(66,828)	—	(66,828)
Written Options	(247,380)	—	—	(247,380)
	$2,313,355	$3,107,587	$52	$5,420,994

*            Other financial instruments include unrealized appreciation (depreciation) on forwards, futures, swaps, and written options, at value.

As of July 31, 2014, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Affiliated Issuers — The Fund may invest in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund invested 12.6% of the Fund’s net assets. Investments in affiliated funds are valued at the affiliated fund’s net asset value per share (“NAV”) as of the report date. A summary of the Fund’s transactions with an affiliated Underlying Credit Suisse Fund during the quarter ended July 31, 2014 is as follows:

Issuer	Beginning Shares	Purchases	Sales	Ending Shares	Gain/(Loss)	Dividend Income	Value of Affiliate at 7/31/2014
Credit Suisse Managed Futures Strategy Fund	97,874	90,879	45,069	143,684	$(1,524)	$—	$1,445,460

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (82.6%)
Aerospace & Defense (0.9%)
$2,409	Camp Systems International, Inc.#	(B-, B2)	05/31/19	4.750	$2,418,007
1,000	Camp Systems International, Inc.#	(CCC, Caa2)	11/30/19	8.250	1,013,750
12,088	LM U.S. Corp. Acquisition, Inc.#	(B-, B2)	10/25/19	4.750	12,128,543
1,400	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	10/15/20	9.500	1,414,000
					16,974,300
Airlines (0.9%)
6,925	Delta Air Lines, Inc.#	(BB, Ba1)	10/18/18	3.250	6,916,411
10,129	United Air Lines#	(BB-, Ba2)	04/01/19	3.500	10,103,533
					17,019,944
Auto Parts & Equipment (2.5%)
9,101	Affinia Group Intermediate Holdings, Inc.#	(B, B2)	04/27/20	4.750	9,101,151
5,738	American Tire Distributors Holdings, Inc.#	(CCC+, B2)	06/01/18	5.750	5,752,709
8,063	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	8,113,664
6,000	CS Intermediate HoldCo 2 LLC#	(BB-, B1)	04/04/21	4.000	5,991,000
5,800	INA Beteiligungsgesellschaft mbH#	(BB-, NR)	05/15/20	3.750	5,800,406
4,974	UCI International, Inc.#	(B, Ba3)	07/26/17	5.500	4,994,944
9,335	Veyance Technologies, Inc.#	(B, B2)	09/08/17	5.250	9,353,557
					49,107,431
Automakers (0.5%)
10,130	Chrysler Group LLC#	(BB+, Ba1)	05/24/17	3.500	10,115,735

Banking (2.4%)
7,406	Citco Funding LLC#	(NR, B1)	06/29/18	4.250	7,434,089
9,449	Duff & Phelps Investment Management Co.#	(B, B2)	04/23/20	4.500	9,475,907
9,429	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	5.000	9,464,108
11,887	Ocwen Financial Corp.#	(B+, B1)	02/15/18	5.000	11,928,203
5,545	Ship Luxco 3 Sarl#£	(B+, Ba3)	11/29/19	5.750	9,455,965
					47,758,272
Beverages (0.5%)
7,960	Del Monte Foods, Inc.#	(B+, B2)	02/18/21	4.251	7,914,429
1,500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	1,461,562
					9,375,991
Building Materials (1.4%)
10,884	ABC Supply Co., Inc.#	(BB+, B1)	04/16/20	3.500	10,816,617
4,577	Interline Brands, Inc.#	(B, B2)	03/17/21	4.000	4,550,665
12,321	Roofing Supply Group LLC#	(B, B3)	05/31/19	5.000	12,274,421
					27,641,703
Chemicals (7.7%)
2,607	AIlnex (Luxembourg) & Cy S.C.A.#	(B+, Ba3)	10/03/19	4.500	2,613,610
3,960	AIlnex (Luxembourg) & Cy S.C.A.#€	(B+, Ba3)	10/04/19	4.750	5,351,077
1,353	Allnex U.S.A., Inc.#	(B+, Ba3)	10/03/19	4.500	1,356,077
14,215	Ascend Performance Materials LLC#	(B, B2)	04/10/18	6.750	14,131,828
17,811	Axalta Coating Systems U.S. Holding, Inc.#	(B+, B1)	02/01/20	4.000	17,737,541
4,186	AZ Chem U.S., Inc.#	(BB-, Ba3)	06/12/21	4.500	4,215,721
13,768	Chromaflo Technologies Corp.#	(B, B2)	12/02/19	4.500	13,785,542
2,500	Chromaflo Technologies Corp.#	(B-, Caa2)	05/30/20	8.250	2,500,000
10,000	Gemini HDPE LLC#	(B+, Ba2)	08/04/21	4.750	10,037,550
12,461	Houghton International, Inc.#	(B+, B1)	12/20/19	4.000	12,466,586
13,375	Ineos U.S. Finance LLC#	(BB-, Ba3)	05/04/18	3.750	13,312,332
8,000	Minerals Technologies, Inc.#	(BB, Ba3)	05/09/21	4.000	8,034,960
8,306	Nexeo Solutions LLC#	(B+, B2)	09/08/17	5.000	8,327,270
625	OEP Pearl Dutch Acquisition B.V.#	(B, B1)	03/30/18	6.500	629,275
1,722	Oxbow Carbon LLC#	(BB+, Ba3)	07/19/19	4.250	1,726,951
1,250	Oxbow Carbon LLC#	(BB-, B2)	01/17/20	8.000	1,282,031
3,970	OXEA Finance & Cy S.C.A.#€	(BB-, B1)	01/15/20	4.500	5,295,288
2,992	OXEA Finance LLC#	(BB-, B1)	01/15/20	4.250	2,986,851
357	Polymer Group, Inc.#	(B-, B2)	12/19/19	2.125	358,855
3,636	Polymer Group, Inc.#	(B-, B2)	12/19/19	5.250	3,654,083

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Chemicals
$8,174	Ravago Holdings America, Inc.#	(BB-, B2)	12/20/20	5.500	$8,240,871
4,069	Royal Adhesives and Sealants LLC#	(B, B1)	07/31/18	5.500	4,084,278
4,500	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	4,598,438
3,539	Sonneborn LLC#	(B, B1)	03/30/18	6.500	3,565,894
1,466	Vantage Specialties, Inc.#	(B, B2)	02/10/19	5.000	1,469,956
					151,762,865
Computer Hardware (0.6%)
11,850	Dell, Inc.#	(BB+, Ba2)	04/29/20	4.500	11,849,689

Consumer Products (0.9%)
3,990	ABG Intermediate Holdings 2 LLC#	(B+, B1)	05/27/21	5.500	4,009,950
2,797	Calceus Acquisition, Inc.#	(B, B2)	01/31/20	5.000	2,780,592
4,801	NBTY, Inc.#	(BB-, Ba3)	10/01/17	3.500	4,793,328
1,616	Prestige Brands, Inc.#	(BB, Ba2)	01/31/19	3.750	1,620,310
4,629	Ranpak Corp.#	(B+, Ba3)	04/23/19	4.500	4,657,670
					17,861,850
Consumer/Commercial/Lease Financing (0.5%)
9,401	Home Loan Servicing Solutions Ltd.#	(BB-, Ba3)	06/19/20	4.500	9,413,112

Diversified Capital Goods (2.1%)
15,346	Brand Energy and Infrastructure Services#	(B, B1)	11/26/20	4.750	15,374,357
4,000	Colouroz Investment 1, GmbH#	(B-, Caa1)	05/02/22	8.250	4,041,260
4,000	Compass Group Diversified Holdings LLC#	(BB-, Ba3)	06/04/21	4.250	3,997,520
1,241	Douglas Dynamics Holdings, Inc.#	(BB, B1)	04/18/18	5.750	1,244,366
312	Flint Group Holdings S.A.#	(NR, NR)	12/30/16	7.237	315,415
218	Flint Group Holdings S.A.#	(NR, NR)	06/29/18	7.122	219,629
14,354	Husky Injection Molding Systems Ltd.#	(B, B1)	06/30/21	4.250	14,403,248
2,500	Husky Injection Molding Systems Ltd.#	(CCC+, Caa1)	06/30/22	7.250	2,515,625
					42,111,420
Electric - Generation (0.0%)
577	Calpine Corp.#	(BB, Ba3)	10/09/19	4.000	578,288

Electric-Distribution/Transportation (0.7%)
5,000	Gas Natural Fenosa Telecomunicaciones S.A.#	(B, B2)	07/30/21	4.848	4,925,000
9,864	Generac Power Systems, Inc.#	(BB-, B1)	05/31/20	3.250	9,715,964
					14,640,964
Electronics (3.2%)
5,659	Applied Systems, Inc.#	(B+, B1)	01/25/21	4.250	5,652,307
10,000	Avago Technologies Cayman Ltd.#	(BBB-, Ba1)	05/06/21	3.750	9,988,150
13,484	CCC Information Services Group, Inc.#	(B+, B1)	12/20/19	4.000	13,454,603
8,781	Freescale Semiconductor, Inc.#	(B, B1)	02/28/20	4.250	8,754,354
1,552	MicroSemi Corp.#	(BB+, Ba2)	02/19/20	3.250	1,547,207
82	MicroSemi Corp.#	(BB+, Ba2)	02/19/20	3.512	82,101
8,130	Presidio, Inc.#	(B+, B1)	03/31/17	5.000	8,173,627
11,803	TriZetto Corp.#	(B-, B1)	05/02/18	4.750	11,852,501
1,000	TriZetto Corp.#	(CCC, Caa1)	03/28/19	8.500	1,008,750
1,949	Verint Systems, Inc.#	(BBB-, Ba2)	09/06/19	3.500	1,946,858
					62,460,458
Energy - Exploration & Production (0.9%)
4,000	Chief Exploration & Development LLC#	(NR, NR)	05/12/21	7.500	4,060,000
1,250	Delek Benelux B.V.#€	(NR, NR)	02/08/17	5.224	1,674,591
3,500	Energy Future Intermediate Holding Co. LLC#	(BB, Ba3)	06/19/16	4.250	3,503,290
8,203	EP Energy LLC#	(B+, Ba3)	05/24/18	3.500	8,173,432
					17,411,313
Environmental (0.2%)
3,437	Waste Industries U.S.A., Inc.#	(B+, B1)	03/17/17	4.250	3,439,198

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Food & Drug Retailers (0.1%)
$1,113	Holding Bercy Investissement S.C.A.#€	(BB, B3)	03/29/19	4.384	$1,493,860

Food - Wholesale (2.5%)
11,685	Allflex Holdings III, Inc.#	(B, B1)	07/17/20	4.250	11,693,969
13,270	Big Heart Pet Brands#	(B+, B1)	03/08/20	3.500	13,063,109
7,413	Dole Food Co., Inc.#	(B-, B2)	11/01/18	4.500	7,407,867
1,990	JBS U.S.A. LLC#	(BB, Ba2)	09/18/20	3.750	1,970,075
12,589	U.S. Foods, Inc.#	(B-, B2)	03/31/19	4.500	12,590,834
3,950	Weight Watchers International, Inc.#	(B+, B1)	04/02/20	4.000	3,126,860
					49,852,714
Gaming (0.2%)
1,545	Affinity Gaming LLC#	(BB-, Ba3)	11/09/17	5.250	1,544,482
1,972	MGM Resorts International#	(BB, Ba2)	12/20/19	3.500	1,960,841
					3,505,323
Health Facilities (2.8%)
4,500	Curo Health Services LLC#	(B, B2)	06/08/20	5.750	4,452,187
10,954	Drumm Investors LLC#	(B, B2)	05/04/18	6.750	10,967,599
12,932	Heartland Dental Care LLC#	(B, B1)	12/21/18	5.500	12,993,718
9,786	Premier Dental Services, Inc.#	(B, B3)	11/01/18	6.000	9,839,159
1,952	Surgical Care Affiliates, Inc.#	(B, B2)	12/29/17	4.234	1,944,759
11,411	Surgical Care Affiliates, Inc.#	(B, B2)	06/29/18	4.000	11,382,556
970	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	4.250	966,238
2,469	United Surgical Partners International, Inc.#	(B, B1)	04/03/19	4.750	2,465,664
					55,011,880
Health Services (4.2%)
10,240	ABB Con-Cise Optical Group LLC#	(B, B2)	02/06/19	4.503	10,231,053
5,570	Alvogen Pharma U.S., Inc.#	(B-, B3)	05/23/18	7.000	5,673,988
11,233	Ardent Medical Services, Inc.#	(B+, B1)	07/02/18	6.750	11,289,662
2,457	Catalent Pharma Solutions, Inc.#	(B, Caa1)	12/29/17	6.500	2,472,356
10,420	Delta Dutch Newco B.V.#	(B, B2)	03/11/21	4.250	10,338,620
1,389	Faenza Acquisition GmbH#	(B, Ba3)	08/28/20	4.250	1,393,088
4,581	Faenza Acquisition GmbH#	(B, Ba3)	08/31/20	4.250	4,595,632
2,000	Ikaria, Inc.#	(B-, B1)	02/12/21	5.000	2,006,570
10,897	Inc. Research, Inc.#	(B+, Ba3)	07/12/18	4.250	10,903,452
3,500	Mediq N.V.#€	(NR, NR)	02/13/20	4.336	4,727,934
10,000	Surgery Center Holdings, Inc.#	(B, B1)	07/09/20	5.250	10,050,000
3,000	Surgery Center Holdings, Inc.#	(CCC+, Caa2)	07/09/21	7.655	3,000,000
6,138	Valitas Health Services, Inc.#	(B-, B2)	06/02/17	6.000	6,030,814
					82,713,169
Hotels (1.8%)
7,444	Four Seasons Holdings, Inc.#	(BB-, B1)	06/27/20	3.500	7,415,836
19,000	Hilton Worldwide Finance#	(BB+, Ba3)	10/26/20	3.500	18,906,143
8,657	La Quinta Intermediate Holdings LLC#	(BB-, B1)	04/14/21	4.000	8,638,227
					34,960,206
Household & Leisure Products (1.1%)
13,184	Serta Simmons Holdings LLC#	(B+, B1)	10/01/19	4.250	13,206,548
8,082	Tempur-Pedic International, Inc.#	(BB, Ba3)	03/18/20	3.500	8,072,803
					21,279,351
Insured (0.6%)
11,970	Sedgwick, Inc.#	(B, B1)	03/01/21	3.750	11,762,680

Investments & Misc. Financial Services (1.8%)
11,039	Altisource Solutions Sarl#	(B+, B1)	12/09/20	5.750	11,032,087
2,000	Ascensus, Inc.#	(CCC+, Caa1)	12/11/20	9.000	2,037,500
1,750	Delos Finance Sarl#	(BBB-, Ba1)	03/06/21	3.500	1,747,594
5,000	ION Trading Technologies Sarl#€	(B, B2)	06/10/21	4.500	6,727,633
2,094	Liquidnet Holdings, Inc.#	(B, B3)	05/22/19	7.750	2,088,791
4,900	Transfirst Holdings, Inc.#	(CCC+, Caa1)	06/27/18	7.500	4,934,300

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Investments & Misc. Financial Services
$487	U.S. Security Holdings, Inc.#	(B, B1)	07/28/17	6.000	$490,109
6,965	VFH Parent LLC#	(NR, Ba3)	11/06/19	5.750	6,912,762
					35,970,776
Leisure (1.2%)
8,561	ClubCorp Club Operations#	(B+, B1)	07/24/20	4.000	8,533,792
6,930	Great Wolf Resorts, Inc.#	(BB-, B3)	08/06/20	4.500	6,942,994
4,000	Metro-Goldwyn-Mayer, Inc.#	(B+, Ba3)	06/26/20	5.125	4,048,340
5,000	World Triathlon Corp.#	(B, B2)	06/26/21	5.250	5,012,500
					24,537,626
Life Insurance (0.1%)
1,112	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	1,118,913

Machinery (0.4%)
4,250	Doosan Infracore International, Inc.#	(BB-, Ba3)	05/28/21	4.500	4,273,927
4,000	Gates Global, Inc.#	(B+, B2)	07/05/21	4.250	3,971,260
					8,245,187
Media - Broadcast (3.6%)
1,750	All3Media International#€	(B, B3)	06/30/22	8.250	2,335,647
5,000	All3Media International#£	(B, B2)	06/30/21	5.250	8,406,338
3,000	Inter Media Communication Srl#€	(BB, NR)	05/19/21	5.579	3,973,861
9,035	Lin Television Corp.#	(BB+, Ba2)	12/21/18	4.000	9,050,216
5,116	Mission Broadcasting, Inc.#	(BB, Ba3)	10/01/20	3.750	5,112,468
5,801	Nexstar Broadcasting, Inc.#	(BB, Ba3)	10/01/20	3.750	5,797,620
14,475	TWCC Holding Corp.#	(B+, Ba3)	02/13/17	3.500	14,348,485
5,000	UPC Financing Partnership#€	(BB, Ba3)	03/31/21	3.853	6,728,536
4,500	William Morris Endeavor Entertainment LLC#	(B, B1)	05/06/21	5.250	4,476,375
4,166	Ziggo B.V.#	(BB-, Ba3)	01/15/22	1.250	4,094,649
6,464	Ziggo B.V.#	(BB-, Ba3)	01/15/22	3.250	6,353,153
					70,677,348
Media - Cable (1.5%)
8,186	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	3.500	8,143,546
5,000	Numericable Group S.A.#€	(B+, Ba3)	04/23/20	4.500	6,728,837
5,500	Virgin Media Investment Holding#	(BB-, Ba3)	06/07/20	3.500	5,461,253
5,000	Virgin Media Investment Holdings Ltd.#£	(NR, Ba3)	06/30/23	4.250	8,485,055
					28,818,691
Media - Diversified (0.9%)
16,915	Tribune Co.#	(BB+, Ba3)	12/27/20	4.000	16,887,513

Media - Services (0.5%)
9,925	WMG Acquisition Corp.#	(B+, B1)	07/01/20	3.750	9,735,333

Medical Products (0.4%)
2,473	BSN Medical, Inc.#	(BB-, Ba3)	08/28/19	4.000	2,482,655
2,309	Convatec, Inc.#	(B+, Ba3)	12/22/16	4.000	2,309,193
3,990	IMS Health, Inc.#	(BB-, Ba3)	03/17/21	3.500	3,969,212
					8,761,060
Metals & Mining - Excluding Steel (2.4%)
454	CeramTec Acquisition Corp.#	(B, Ba3)	08/28/20	4.250	455,446
14,976	FMG Resources (August 2006) Pty. Ltd.#	(BBB-, Baa3)	06/30/19	3.750	14,915,857
2,000	H.C. Starck GmbH#€	(NR, NR)	05/30/16	3.055	2,678,931
10,052	Noranda Aluminum Acquisition Corp.#	(B, B2)	02/28/19	5.750	9,796,347
11,653	Novelis, Inc.#	(BB-, Ba2)	03/10/17	3.750	11,670,372
6,932	U.S. Silica Co.#	(BB-, B1)	07/17/20	4.000	6,955,566
					46,472,519
Oil Field Equipment & Services (2.5%)
10,914	BakerCorp International, Inc.#	(B, B1)	02/14/20	4.250	10,695,673
10,407	Pacific Drilling S.A.#	(B+, B1)	06/04/18	4.500	10,416,044

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Oil Field Equipment & Services
$12,420	Philadelphia Energy Solutions LLC#	(BB-, B1)	04/04/18	6.250	$11,907,356
3,500	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	3,591,875
2,500	UTEX Industries, Inc.#	(CCC+, Caa2)	05/22/22	8.250	2,556,250
9,567	UTEX Industries, Inc.#	(B, B2)	05/22/21	5.000	9,629,716
					48,796,914
Packaging (1.7%)
5,000	Anchor Glass Container Corp.#	(BB-, B3)	06/30/21	4.250	5,014,050
15,361	Berry Plastics Holding Corp.#	(BB-, B1)	02/08/20	3.500	15,205,050
688	Berry Plastics Holding Corp.#	(BB-, B1)	01/06/21	3.750	683,867
3,383	BWAY Holding Co.#	(B, B1)	08/07/17	4.500	3,382,828
5,962	Clondalkin Acquisition B.V.#	(B, B2)	05/31/20	4.500	5,977,379
2,003	Mauser Industrieverpackungen GmbH#	(NR, NR)	12/14/16	4.525	2,003,086
1,997	Mauser Industrieverpackungen GmbH#	(NR, NR)	06/14/17	4.775	1,997,754
					34,264,014
Pharmaceuticals (2.7%)
8,191	Amneal Pharmaceuticals LLC#	(B+, B2)	11/01/19	4.752	8,226,487
2,000	Capsugel FinanceCo S.C.A.#€	(B+, Ba3)	07/23/21	3.750	2,668,200
9,129	Capsugel Holdings U.S., Inc.#	(B+, Ba3)	08/01/18	3.500	9,089,437
17,106	Par Pharmaceutical#	(B, B1)	09/30/19	4.000	17,065,007
14,145	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	12/11/19	3.750	14,129,231
2,407	Valeant Pharmaceuticals International, Inc.#	(BB, Ba1)	08/05/20	3.750	2,403,186
					53,581,548
Printing & Publishing (0.7%)
10,529	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.484	10,563,946
2,437	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	2,481,168
146	HIBU Connect S.A., Sociedad Unipersonal#€	(CCC+, NR)	03/01/19	1.500	54,725
1,246	YH Ltd.#	(CCC+, NR)	03/01/19	5.231	348,804
2,292	YH Ltd.#	(CCC-, NR)	03/01/24	1.000	641,799
					14,090,442
Real Estate Development & Management (0.6%)
11,744	Wilsonart International LLC#	(B+, B2)	10/31/19	4.000	11,670,110

Restaurants (0.4%)
8,204	Dunkin Brands, Inc.#	(B+, B2)	02/07/21	3.250	8,060,882

Software - Services (7.1%)
10,873	Deltek, Inc.#	(B, B1)	10/10/18	4.500	10,910,274
6,181	Eagle Parent, Inc.#	(B+, Ba3)	05/16/18	4.000	6,189,619
10,264	Evertec Group LLC#	(BB-, B1)	04/17/20	3.500	10,145,022
4,190	First Data Corp.#	(BB-, B1)	03/24/21	4.155	4,181,080
7,939	First Data Corp.#	(BB-, B1)	03/23/18	3.666	7,879,000
2,000	Flexera Software LLC#	(CCC+, Caa1)	04/02/21	8.000	2,005,000
2,500	Flexera Software, Inc.#	(B, B1)	03/18/20	4.500	2,507,037
7,754	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	02/07/20	4.000	7,729,638
7,711	Genesys Telecom Holdings U.S., Inc.#	(B, B2)	11/13/20	4.500	7,730,567
10,867	Infor (U.S.), Inc.#	(B+, Ba3)	06/03/20	3.750	10,771,121
5,131	Kronos, Inc.#	(B-, B1)	10/30/19	4.500	5,155,282
11,415	Landslide Holdings, Inc.#	(B, B1)	02/25/20	5.000	11,445,048
2,000	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	2,009,160
2,000	MSC.Software Corp.#	(CCC, Caa1)	05/31/21	8.500	2,020,000
2,110	MSC.Software Corp.#	(B, B1)	05/29/20	5.000	2,123,188
11,067	On Assignment#	(BB+, Ba2)	04/30/20	3.500	11,090,141
10,809	Pinnacle (U.S.) Acquisition Co. Ltd.#	(B+, B1)	07/24/19	4.750	10,832,654
8,525	SumTotal Systems LLC#	(B+, B1)	11/16/18	6.250	8,311,811
8,250	U.S. FT Holdco, Inc.#	(B+, B1)	11/30/17	4.500	8,260,240
9,565	Wall Street Systems Delaware, Inc.#	(B, B3)	04/30/21	4.500	9,565,217
					140,861,099
Specialty Retail (4.1%)
14,683	Academy Ltd.#	(B, B1)	08/03/18	4.500	14,722,055
16,853	BJ’s Wholesale Club, Inc.#	(B-, B3)	09/26/19	4.500	16,787,808

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Specialty Retail
$1,500	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/26/20	8.500	$1,524,375
14,971	General Nutrition Centers, Inc.#	(BBB-, B1)	03/04/19	3.250	14,839,641
15,070	Leslie’s Poolmart, Inc.#	(B, B2)	10/16/19	4.250	15,074,665
7,371	Michaels Stores, Inc.#	(B+, Ba3)	01/28/20	3.750	7,326,691
10,682	Ollie’s Bargain Outlet, Inc.#	(B, B2)	09/27/19	4.753	10,709,013
					80,984,248
Steel Producers/Products (0.5%)
10,534	JMC Steel Group, Inc.#	(BB-, B2)	04/03/17	4.750	10,507,270

Support - Services (2.3%)
3,832	Aramark Corp.#	(BBB-, B1)	02/24/21	3.250	3,798,647
1,995	Aramark Corp.#£	(BBB-, B1)	02/24/21	4.000	3,376,578
6,385	Emdeon Business Services LLC#	(BB-, Ba3)	11/02/18	3.750	6,377,012
2,921	Evergreen Tank Solutions, Inc.#	(B-, Caa1)	09/28/18	9.500	2,928,370
5,418	Hertz Corp.#	(BB, Ba1)	03/12/18	3.750	5,417,500
2,500	Intertrust Group Holding B.V.#€	(NR, NR)	04/16/21	4.459	3,372,446
1,529	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	1,539,027
2,989	Redtop Acquisitions Ltd.#	(B, Ba3)	12/03/20	4.500	3,011,156
2,488	Redtop Acquisitions Ltd.#	(CCC+, B3)	06/03/21	8.250	2,549,688
4,235	Sabre, Inc.#	(B+, Ba3)	02/19/19	4.250	4,233,844
3,722	Sabre, Inc.#	(B+, Ba3)	02/19/19	4.500	3,731,757
4,489	Sungard Availability Services Capital, Inc.#	(BB-, Ba3)	03/31/19	6.000	4,455,084
					44,791,109
Telecom - Integrated/Services (3.0%)
5,003	Eircom Finco Sarl#€	(B, B3)	09/30/19	4.764	6,495,201
5,218	Intelsat Jackson Holdings S.A.#	(BB, Ba3)	06/30/19	3.750	5,210,848
8,915	LTS Buyer LLC#	(B, B1)	04/13/20	4.000	8,900,119
14,179	Omnitracs, Inc.#	(B+, B1)	11/25/20	4.750	14,276,229
750	Omnitracs, Inc.#	(CCC+, Caa1)	05/25/21	8.750	759,611
1,945	Windstream Corp.#	(BB+, Ba2)	08/08/19	3.500	1,949,218
4,564	XO Communications LLC#	(BB-, B2)	03/17/21	4.250	4,576,683
17,306	Zayo Group LLC#	(B, B1)	07/02/19	4.000	17,209,075
					59,376,984
Telecommunications Equipment (1.0%)
5,421	Alcatel-Lucent U.S.A., Inc.#	(B+, B1)	01/30/19	4.500	5,419,220
9,815	Avaya, Inc.#	(B, B1)	10/26/17	4.727	9,522,417
5,829	Avaya, Inc.#	(B, B1)	03/30/18	6.500	5,806,759
					20,748,396
Textiles & Apparel (0.7%)
7,500	Burlington Coat Factory Warehouse Corp.#	(B, B1)	07/17/21	4.250	7,493,737
6,823	Choo Luxury Holdings Ltd.#	(NR, NR)	07/02/18	3.829	6,754,767
					14,248,504
Theaters & Entertainment (2.7%)
4,892	AMC Entertainment, Inc.#	(BB-, Ba2)	04/30/20	3.500	4,882,191
2,000	CKX, Inc.#	(B+, B1)	06/21/17	9.000	1,800,000
10,938	EMI Music Publishing Ltd.#	(BB-, Ba3)	06/29/18	3.750	10,914,495
16,587	Live Nation Worldwide, Inc.#	(BB, Ba2)	08/17/20	3.500	16,483,782
14,574	Tech Finance & Co. S.C.A.#	(B+, B2)	07/10/20	5.500	14,640,823
3,570	Village Roadshow Films (BVI) Ltd.#	(NR, A2)	11/21/17	4.750	3,623,550
					52,344,841
Transportation - Excluding Air/Rail (0.6%)
12,516	Navios Partners Finance (U.S.), Inc.#	(BB, Ba3)	06/27/18	5.250	12,675,324

TOTAL BANK LOANS (Cost $1,626,706,710)					1,628,328,367

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (8.3%)
Auto Parts & Equipment (0.2%)
$3,250	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)§	(CCC, Caa1)	02/15/19	8.625	$3,022,500

Brokerage (0.4%)
5,341	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	5,621,402
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡§	(B, B1)	04/15/22	6.875	1,806,750
					7,428,152
Building Materials (0.5%)
6,000	Euramax International, Inc., Global Senior Secured Notes (Callable 09/02/14 @ 104.75)§	(B-, Caa2)	04/01/16	9.500	5,910,000
3,850	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	4,061,750
					9,971,750
Chemicals (0.1%)
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(B+, B1)	10/15/19	6.375	2,077,500

Diversified Capital Goods (0.3%)
5,250	Anixter, Inc., Global Company Guaranteed Notes§	(BB, Ba3)	05/01/19	5.625	5,617,500

Energy - Exploration & Production (0.7%)
4,500	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B, B3)	02/15/18	8.250	4,725,000
5,000	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)§	(B+, B2)	11/01/21	6.500	5,325,000
2,991	Oasis Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/17 @ 103.44)‡§	(B+, B2)	03/15/22	6.875	3,252,712
					13,302,712
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.[1]	(NR, NR)	10/23/19	0.000	200

Gaming (0.0%)
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/02/14 @ 101.21)‡	(B-, Caa1)	11/15/19	7.250	196,015

Gas Distribution (0.5%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,525,625
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	761,250
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	6,562,500
					9,849,375
Health Facilities (0.5%)
5,392	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	5,769,440
4,989	Symbion, Inc., Global Company Guaranteed Notes (Callable 08/25/14 @ 100.00)	(CCC+, Caa2)	08/23/15	11.000	5,017,986
					10,787,426
Health Services (0.0%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/02/14 @ 105.00)‡	(CCC, Caa3)	08/15/18	11.000	136,500

Hotels (0.4%)
4,000	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 04/15/15 @ 101.00)#€‡	(B-, B3)	04/15/19	4.953	5,332,044

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Hotels
$1,500	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)#€‡	(CCC, Caa2)	10/15/19	7.703	$1,961,642
					7,293,686
Insurance Brokerage (0.2%)
3,000	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 09/01/14 @ 101.00)#£‡	(NR, B1)	02/15/18	6.060	4,900,289

Investments & Misc. Financial Services (0.2%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.28)£‡	(B+, B2)	08/01/20	8.375	3,658,950
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)£‡	(B+, B2)	10/01/19	10.375	964,441
					4,623,391
Media - Cable (0.1%)
1,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	1,030,000

Media - Diversified (0.6%)
6,430	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	6,783,650
4,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,150,000
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	1,756,615
					12,690,265
Media - Services (0.3%)
575	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	603,750
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)§	(B, B1)	11/15/22	6.500	1,477,000
4,120	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡§	(B+, B1)	01/15/21	6.000	4,233,300
					6,314,050
Metals & Mining - Excluding Steel (0.6%)
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B, B3)	06/01/19	9.500	3,390,000
7,500	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	8,043,750
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	1,340,000
					12,773,750
Oil Field Equipment & Services (0.5%)
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡§	(B+, B2)	12/01/17	7.250	4,755,195
1,152	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 09/02/14 @ 104.94)	(B+, B2)	03/15/18	9.875	1,215,418
4,210	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B+, B1)	11/01/18	8.625	4,483,650
					10,454,263
Oil Refining & Marketing (0.6%)
6,522	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	6,782,880
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)§	(BB+, Ba3)	02/15/20	8.250	4,310,000
					11,092,880

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging (0.4%)
$2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 101.00)#€‡	(B, B2)	03/31/20	5.242	$2,709,451
4,423	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)	(B+, B1)	10/15/20	5.750	4,533,575
					7,243,026
Restaurants (0.1%)
1,500	Punch Taverns Finance PLC, Series A, Senior Secured Notes£	(BB-, Ba1)	04/15/22	7.274	2,760,395

Software - Services (0.2%)
2,900	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, B3)	05/01/19	8.625	3,103,000

Specialty Retail (0.3%)
2,250	DFS Furniture Holdings PLC, Rule 144A, Senior Secured Notes (Callable 09/01/14 @ 101.00)#£‡	(B, B2)	08/15/18	6.558	3,846,157
1,765	Express Finance Corp., Global Company Guaranteed Notes (Callable 09/02/14 @ 104.38)	(BB, B1)	03/01/18	8.750	1,840,013
					5,686,170
Support - Services (0.0%)
250	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	266,875

Telecom - Integrated/Services (0.5%)
100	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes^‡[1]ø	(NR, NR)	01/15/15	0.000	—
5,699	Hughes Satellite Systems Corp., Global Senior Secured Notes	(B+, Ba3)	06/15/19	6.500	6,318,766
2,000	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 103.66)‡§	(B+, Ba3)	05/15/19	4.875	2,012,500
2,000	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	2,012,500
					10,343,766
Textiles & Apparel (0.1%)
275	IT Holding Finance S.A., Company Guaranteed Notes€ø	(NR, NR)	11/15/25	9.875	3,624
1,000	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)€‡	(B-, B3)	04/15/19	9.875	1,259,888
					1,263,512
TOTAL CORPORATE BONDS (Cost $163,167,193)					164,228,948

ASSET BACKED SECURITIES (5.2%)
Collateralized Debt Obligations (5.2%)
1,000	ACAS CLO Ltd., 2012-1A, Rule 144A#‡	(BBB, NR)	09/20/23	5.081	1,000,835
4,000	ACAS CLO Ltd., 2012-1A, Rule 144A#‡	(BB-, NR)	09/20/23	6.231	3,985,144
3,000	ACAS CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	10/25/25	4.729	2,675,427
3,450	ACIS CLO Ltd., 2014-4A, Rule 144A#‡	(BBB, NR)	05/01/26	3.327	3,162,291
2,250	ALM V Ltd., 2012-5A, Rule 144A#‡	(NR, Ba2)	02/13/23	5.724	2,219,249
3,000	ALM VII Ltd., 2012-7A, Rule 144A#‡	(BB, NR)	10/19/24	5.234	2,853,672
2,500	ARES CLO Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	10/12/23	6.027	2,451,645
1,875	ARES XXV CLO Ltd., 2012-3A, Rule 144A#‡	(BBB, NR)	01/17/24	4.883	1,880,216
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A#‡	(BBB, NR)	08/18/25	3.726	1,913,514
3,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A#‡	(BB-, NR)	07/16/26	4.959	2,696,820
2,750	Black Diamond CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	02/01/23	6.240	2,696,163
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A#‡	(BB, NR)	01/22/25	5.282	2,346,962
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	07/15/25	4.834	1,824,096
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/20/26	4.705	1,789,642
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(BB-, NR)	01/29/25	6.234	992,099
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A#‡	(B, NR)	01/29/25	7.134	2,188,017
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A#‡	(BB, NR)	10/24/25	5.006	1,360,799
2,000	CIFC Funding Ltd., 2014-2A, Rule 144A#‡	(NR, Ba3)	05/24/26	4.845	1,807,780
3,400	CIFC Funding Ltd., 2014-3A, Rule 144A#‡	(NR, Ba3)	07/22/26	4.902	3,084,463
4,000	Galaxy XVII CLO Ltd., 2014-17A, Rule 144A#‡	(BB, NR)	07/15/26	4.997	3,603,456
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/22/26	5.326	2,793,963

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
Collateralized Debt Obligations
$1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	08/15/23	5.724	$1,361,983
1,500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A#‡	(BB, NR)	12/20/24	5.631	1,437,503
1,000	Hildene CLO II Ltd., 2014-2A, Rule 144A#‡	(NR, Ba3)	07/19/26	5.376	932,139
4,500	Jamestown CLO III Ltd., 2013-3A, Rule 144A#‡	(BB-, NR)	01/15/26	4.834	4,077,526
1,850	KVK CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	07/15/23	6.484	1,863,932
3,000	KVK CLO Ltd., 2013-1A, Rule 144A#‡	(BB, NR)	04/14/25	5.734	2,887,704
2,000	Neuberger Berman CLO Ltd., 2012-12AR, Rule 144A#‡	(BB, NR)	07/25/23	6.484	2,001,089
1,000	Ocean Trails CLO II, 2007-2X#	(BBB-, Ba2)	06/27/22	2.584	957,744
1,750	OCP CLO Ltd., 2014-6A, Rule 144A#‡	(B, NR)	07/17/26	5.855	1,514,653
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A#‡	(BB-, NR)	01/15/24	5.484	2,853,261
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A#‡	(B, NR)	01/15/24	6.734	2,826,714
2,500	OZLM Funding V Ltd., 2013-5A, Rule 144A#‡	(BB, NR)	01/17/26	4.983	2,291,898
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A#‡	(BBB, NR)	10/20/23	3.734	2,411,697
3,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A#‡	(BB, NR)	08/14/23	6.423	2,989,839
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A#‡	(BB-, NR)	05/07/26	4.580	2,210,183
2,000	Sound Point CLO II Ltd., 2013-1A, Rule 144A#‡	(B, NR)	04/26/25	5.735	1,769,708
4,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A#‡	(NR, Ba3)	01/21/26	4.734	3,562,584
3,250	Sound Point CLO V Ltd., 2014-1A, Rule 144A#‡	(NR, Ba3)	04/18/26	4.484	2,825,264
3,250	Symphony CLO VIII LP, 2012-8A, Rule 144A#‡	(BB, NR)	01/09/23	5.984	3,229,730
1,500	TICP CLO I Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/26/26	4.734	1,333,238
2,000	Trinitas CLO I Ltd., 2014-1A, Rule 144A#‡	(BB, NR)	04/15/26	5.053	1,771,148
1,666	Venture X CLO Ltd., 2012-12A, Rule 144A#‡	(BB, NR)	02/28/24	5.529	1,575,168
2,000	Voya CLO Ltd., 2014-3A, Rule 144A#‡	(NR, Ba3)	07/25/26	5.233	1,831,700
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A#‡	(BB-, NR)	11/24/25	5.027	2,078,273
TOTAL ASSET BACKED SECURITIES (Cost $101,754,141)					101,920,931

Number of Shares

COMMON STOCKS (0.0%)
Automotive (0.0%)
588	Safelite Realty Corp.^*	—

Building & Construction (0.0%)
6,800	Ashton Woods U.S.A. LLC, Class B^*	100,164

Chemicals (0.0%)
9,785	Huntsman Corp.	254,899

Gaming (0.0%)
10,150	Majestic Holdco LLC*	8,628

Health Services (0.0%)
22	Magellan Health Services, Inc.*§	1,267

Printing & Publishing (0.0%)
708	F & W Media, Inc.*	49,539
884,979	Hibu PLC^*£	—
		49,539
TOTAL COMMON STOCKS (Cost $93,165)		414,497

SHORT-TERM INVESTMENTS (6.3%)
15,092,524	State Street Navigator Prime Portfolio, 0.16%§§	15,092,524

Par (000)		Maturity	Rate%

$109,576	State Street Bank and Trust Co. Euro Time Deposit	08/01/14	0.010	109,576,000

TOTAL SHORT-TERM INVESTMENTS (Cost $124,668,524)				124,668,524

Value

TOTAL INVESTMENTS AT VALUE (102.4%) (Cost $2,016,389,733)	$2,019,561,267

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.4%)	(48,133,233)

NET ASSETS (100.0%)	$1,971,428,034

INVESTMENT ABBREVIATIONS

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2014.
£	This security is denominated in British Pound.
€	This security is denominated in Euro.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to a value of $173,381,473 or 8.8% of net assets.

[1]	Zero coupon security.
ø	Bond is currently in default.
*	Non-income producing security.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2014.

Open Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
USD	95,368,925	EUR	70,150,000	10/15/14	Morgan Stanley	$(95,368,925)	$(93,883,627)	$1,485,298
USD	47,123,469	GBP	27,575,000	10/15/14	Morgan Stanley	(47,123,469)	(46,527,014)	596,455
								$2,081,753

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,628,328,367	$—	$1,628,328,367
Corporate Bonds	—	164,228,948	—	164,228,948
Asset Backed Securities	—	101,920,931	—	101,920,931
Common Stocks	256,166	58,167	100,164	414,497
Short-term Investments	—	124,668,524	—	124,668,524
Other Financial Instruments*
Forward Foreign Currency Contracts	—	2,081,753	—	2,081,753
	$256,166	$2,021,286,690	$100,164	$2,021,643,020

*            Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2014 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Common Stocks	Total
Balance as of October 31, 2013	$40	$101,388	$101,428
Accrued discounts (premiums)	—	—	—
Purchases	—	—	—
Sales	—	—	—
Realized gain (loss)	(407,141)	—	(407,141)
Change in unrealized appreciation (depreciation)	407,101	(1,224)	405,877
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2014	$—	$100,164	$100,164

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2014	$—	$(1,224)	$(1,224)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (34.3%)
Banking (0.4%)
$750	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)‡	(CCC+, Caa2)	08/01/22	7.250	$753,750

Beverages (1.0%)
1,000	Premier Foods Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/15/17 @ 103.25)‡£	(B, B2)	03/15/21	6.500	1,650,313

Brokerage (0.8%)
500	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	526,250
750	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	752,812
					1,279,062
Building & Construction (0.3%)
500	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)‡	(B, B2)	12/01/18	7.000	515,938

Building Materials (1.2%)
1,000	Euramax International, Inc., Global Senior Secured Notes (Callable 09/02/14 @ 104.75)	(B-, Caa2)	04/01/16	9.500	985,000
1,000	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(CCC+, Caa2)	01/15/19	7.250	1,050,000
					2,035,000
Chemicals (1.7%)
500	Axalta Coating Systems Dutch Holding, Inc., Reg S, Senior Secured Notes (Callable 02/01/16 @ 104.31)€[1]	(B+, B1)	02/01/21	5.750	712,151
500	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 102.94)‡	(B-, B3)	02/15/19	5.875	506,250
800	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(B+, B1)	10/15/19	6.375	831,000
225	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B-, B2)	02/01/19	7.750	237,375
600	Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)‡	(CCC+, Caa1)	06/01/19	6.875	606,750
52	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes (Callable 09/02/14 @ 100.00)‡	(CC, NR)	05/08/17	9.000	35,805
					2,929,331
Consumer Products (0.6%)
1,000	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 09/02/14 @ 103.00)	(B-, Caa1)	11/01/17	8.500	1,021,250

Diversified Capital Goods (1.0%)
750	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	802,500
250	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 102.63)‡	(B+, Ba2)	07/15/24	5.250	250,625
600	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	618,000
					1,671,125
Electronics (0.3%)
500	Flextronics International Ltd., Global Company Guaranteed Notes	(BB+, Ba1)	02/15/20	4.625	508,750

Energy - Exploration & Production (2.7%)
1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	1,097,250
500	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)‡[1]	(NR, NR)	03/28/19	7.500	508,750
750	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	798,750
750	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	836,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$1,200	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	$1,293,000
					4,534,000
Gaming (0.6%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)‡€	(B, B2)	02/15/21	8.250	1,073,745

Gas Distribution (1.7%)
1,000	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,122,500
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	1,015,000
750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	787,500
					2,925,000
Health Facilities (1.3%)
500	Aviv Healthcare Capital Corp., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.00)	(BB, Ba3)	10/15/21	6.000	527,500
700	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	749,000
400	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	432,000
500	Tenet Healthcare Corp., Rule 144A, Senior Unsecured Notes‡	(CCC+, B3)	03/01/19	5.000	493,750
					2,202,250
Health Services (0.7%)
1,250	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)‡	(B-, B3)	08/01/19	8.750	1,250,000

Hotels (0.8%)
1,000	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)‡€#	(CCC, Caa2)	10/15/19	7.703	1,307,761

Insurance Brokerage (0.8%)
1,000	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	1,042,500
400	Hub Holdings Finance, Inc., PIK, Rule 144A, Senior Unsecured Notes (Callable 07/15/15 @ 102.00)‡	(CCC+, Caa2)	07/15/19	8.875	397,000
					1,439,500
Investments & Misc. Financial Services (0.6%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(B+, B2)	10/01/19	10.375	964,441

Machinery (0.2%)
400	CNH Industrial Capital LLC, Rule 144A, Senior Unsecured Notes‡	(BB, Ba1)	07/15/19	3.375	392,500

Media - Cable (0.8%)
1,000	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)‡	(B-, B3)	08/01/21	6.250	1,027,500
250	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/17 @ 102.69)‡	(BB-, Ba3)	04/15/21	5.375	253,750
					1,281,250
Media - Diversified (0.6%)
965	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,001,188
35	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	37,975
					1,039,163
Media - Services (0.9%)
500	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	527,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Services
$1,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(B+, B1)	01/15/21	6.000	$1,027,500
					1,555,000
Metals & Mining - Excluding Steel (3.4%)
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡	(CCC, Caa2)	04/01/21	7.000	367,500
500	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(B-, B3)	10/01/18	10.000	526,250
750	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	770,625
1,000	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,072,500
750	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC+, Caa2)	06/01/19	11.000	766,875
2,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	2,010,000
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	335,000
					5,848,750
Oil Field Equipment & Services (1.6%)
300	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)‡	(B, B2)	08/01/19	8.125	306,750
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡	(B+, B2)	12/01/17	7.250	842,000
800	Pioneer Energy Services Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/17 @ 104.59)‡	(B+, B2)	03/15/22	6.125	826,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡	(B+, B1)	11/01/18	8.625	532,500
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	256,250
					2,763,500
Oil Refining & Marketing (2.8%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)‡	(BB-, B1)	08/15/22	6.250	1,032,500
1,000	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	1,040,000
1,000	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	1,070,000
1,250	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	1,346,875
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	257,500
					4,746,875
Packaging (0.4%)
750	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)	(B+, B1)	10/15/20	5.750	768,750

Pharmaceuticals (0.3%)
500	Endo Finance LLC & Endo Finco, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/16 @ 103.63)‡	(B+, B1)	01/15/22	7.250	531,250

Real Estate Investment Trusts (1.5%)
1,000	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	1,025,000
500	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B3)	07/01/19	5.000	495,000
500	iStar Financial, Inc., Senior Unsecured Notes (Callable 08/01/17 @ 100.00)	(B+, B3)	11/01/17	4.000	495,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Real Estate Investment Trusts
$500	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/17 @ 104.41)‡	(B+, B2)	08/01/22	5.875	$497,500
					2,512,500
Software - Services (1.2%)
500	Comdata, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/11/14 @ 100.00)‡	(CCC, Caa2)	11/15/17	8.125	500,000
1,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(BB-, B2)	01/15/23	4.500	855,000
500	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 102.00)‡	(CCC+, Caa2)	12/01/18	9.625	507,500
250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	263,125
					2,125,625
Specialty Retail (0.5%)
850	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B, B2)	10/01/22	5.750	881,875

Support - Services (1.3%)
750	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	800,625
500	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	543,750
250	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	263,750
500	TMS International Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 105.72)‡	(B-, B3)	10/15/21	7.625	533,750
					2,141,875
Telecom - Integrated/Services (1.3%)
750	Hughes Satellite Systems Corp., Global Senior Secured Notes	(B+, Ba3)	06/15/19	6.500	831,562
500	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/16 @ 103.66)‡	(B+, Ba3)	05/15/19	4.875	503,125
600	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	603,750
200	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)‡	(B+, Ba3)	05/15/24	6.250	201,250
					2,139,687
Telecom - Wireless (0.5%)
200	SBA Communications Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/17 @ 103.66)‡	(B, B3)	07/15/22	4.875	191,500
600	Sprint Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, B1)	06/15/24	7.125	614,250
					805,750
Theaters & Entertainment (0.5%)
250	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)	(BB, B1)	05/15/19	7.375	269,688
500	Regal Entertainment Group, Senior Unsecured Notes (Callable 06/15/18 @ 102.88)	(B-, B3)	06/15/23	5.750	505,000
					774,688
TOTAL CORPORATE BONDS (Cost $57,608,932)					58,370,254

BANK LOANS (39.3%)

Aerospace & Defense (0.3%)
101	Aveos Fleet Performance, Inc.#	(CCC+, B3)	03/12/15	12.750	253
500	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	10/15/20	9.500	505,000
					505,253

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Auto Parts & Equipment (0.3%)
$445	ASP HHI Acquisition Co., Inc.#	(B+, B2)	10/05/18	5.000	$447,532

Banking (1.2%)
994	Citco Funding LLC#	(NR, B1)	06/29/18	4.250	997,357
993	McJunkin Red Man Corp.#	(BB-, B2)	11/08/19	5.000	996,222
					1,993,579
Building Materials (0.9%)
493	Panolam Industries International, Inc.#	(BB-, B2)	08/30/17	7.250	493,150
994	Roofing Supply Group LLC#	(B, B3)	05/31/19	5.000	989,972
					1,483,122
Chemicals (3.7%)
493	Allnex (Luxembourg) & Cy S.C.A.#	(B+, Ba3)	10/03/19	4.500	493,755
256	Allnex U.S.A., Inc.#	(B+, Ba3)	10/03/19	4.500	256,186
64	Allnex U.S.A., Inc.#	(B-, B3)	04/03/20	8.250	64,931
1,000	Minerals Technologies, Inc.#	(BB, Ba3)	05/09/21	4.000	1,004,370
998	Peroxychem LLC#	(B+, B2)	02/13/20	7.500	1,017,450
997	Polymer Group, Inc.#	(B-, B2)	12/19/19	5.250	1,002,486
998	Ravago Holdings America, Inc.#	(BB-, B2)	12/20/20	5.500	1,005,610
1,500	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	1,532,812
					6,377,600
Consumer Products (0.9%)
998	ABG Intermediate Holdings 2 LLC#	(B+, B1)	05/27/21	5.500	1,002,488
500	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	510,000
					1,512,488
Diversified Capital Goods (1.8%)
1,000	Colouroz Investment 1, GmbH#	(B-, Caa1)	05/02/22	7.250	1,010,315
750	Husky Injection Molding Systems Ltd.#	(B, B1)	06/30/21	4.250	752,580
750	Husky Injection Molding Systems Ltd.#	(CCC+, Caa1)	06/30/22	7.250	754,688
701	Revere Industries LLC#	(CCC-, B3)	04/30/15	10.000	595,807
					3,113,390
Electric - Generation (0.3%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, NR)	10/10/17	4.646	458,100

Electronics (0.9%)
988	FIDJI Luxembourg (BC4) Sarl#	(BB-, B1)	12/24/20	6.250	994,906
500	TriZetto Corp.#	(CCC, Caa1)	03/28/19	8.500	504,375
					1,499,281
Financial Services (0.6%)
1,000	MergerMarket U.S.A., Inc.#	(CCC+, Caa2)	02/04/22	7.500	983,750

Food - Wholesale (1.4%)
625	Allflex Holdings III, Inc.#	(B-, Caa1)	07/19/21	8.000	630,275
746	Big Heart Pet Brands#	(B+, B1)	03/08/20	3.500	734,201
1,000	The Winebow Group, Inc.#	(CCC+, Caa1)	12/31/21	8.500	1,002,500
					2,366,976
Gaming (0.4%)
744	ROC Finance LLC#	(BB-, B2)	06/20/19	5.000	728,557

Health Facilities (1.5%)
495	Premier Dental Services, Inc.#	(B, B3)	11/01/18	6.000	497,681
2,000	Surgery Center Holdings, Inc.#	(CCC+, Caa2)	07/09/21	7.655	2,000,000
					2,497,681
Health Services (1.8%)
1,125	AccentCare, Inc.#	(B, B3)	12/22/16	6.500	792,978
792	Alere, Inc.#	(B+, Ba3)	06/30/17	4.250	793,347
500	Delta Dutch Newco B.V.#	(B, B2)	03/11/21	4.250	496,095

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Health Services
$1,000	Valitas Health Services, Inc.#	(B-, B2)	06/02/17	6.000	$982,500
					3,064,920
Household & Leisure Products (0.7%)
1,247	Steinway Musical Instruments, Inc.#	(B, B2)	09/19/19	4.750	1,245,694

Insurance Brokerage (0.6%)
1,000	AssuredPartners Capital, Inc.#	(CCC+, Caa2)	04/04/22	7.750	1,002,915

Investments & Misc. Financial Services (1.7%)
753	Eze Castle Software, Inc.#	(B+, B1)	04/06/20	4.000	751,701
500	Liquidnet Holdings, Inc.#	(B, B3)	05/22/19	7.750	498,750
1,000	TransFirst Holdings, Inc.#	(CCC+, Caa1)	06/27/18	7.500	1,007,000
607	Walter Investment Management Corp.#	(B+, B2)	12/11/20	4.750	599,152
					2,856,603
Leisure (1.8%)
2,000	Metro-Goldwyn-Mayer, Inc.#	(B+, Ba3)	06/26/20	5.125	2,024,170
1,000	New York Wheel Owner LLC#	(NR, NR)	06/05/20	3.250	980,000
					3,004,170
Life Insurance (0.4%)
367	MMM Holdings, Inc.#	(B+, B2)	12/12/17	9.750	369,116
267	MSO of Puerto Rico, Inc.#	(B+, B2)	12/12/17	9.750	268,358
					637,474
Machinery (1.1%)
409	Alliance Laundry Systems LLC#	(CCC+, Caa2)	12/10/19	9.500	413,695
410	Winoa S.A.€#	(NR, NR)	01/24/19	4.209	544,612
137	Winoa S.A.€#	(NR, NR)	01/30/19	4.209	182,909
785	WTG Holdings III Corp.#	(CCC+, NR)	01/15/22	8.500	789,251
					1,930,467
Media - Broadcast (0.8%)
1,000	All3Media International€#	(B-, B3)	06/30/22	8.250	1,334,655

Metals & Mining - Excluding Steel (0.6%)
990	FMG Resources (August 2006) Pty. Ltd.#	(BBB-, Baa3)	06/30/19	3.750	986,010

Oil Field Equipment & Services (1.6%)
997	Philadelphia Energy Solutions LLC#	(BB-, B1)	04/04/18	6.250	956,329
1,000	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	1,026,250
750	UTEX Industries, Inc.#	(CCC+, Caa2)	05/22/22	8.250	766,875
					2,749,454
Packaging (0.6%)
500	Berlin Packaging LLC#	(CCC+, Caa1)	04/02/20	8.750	512,395
500	Clondalkin Acquisition B.V.#	(CCC+, Caa2)	11/27/20	10.000	506,875
					1,019,270
Pharmaceuticals (0.5%)
950	Auxilium Pharmaceuticals, Inc.#	(CCC+, Ba3)	04/26/17	6.250	950,000

Printing & Publishing (0.4%)
731	Harland Clarke Holdings Corp.#	(B+, B1)	05/22/18	7.000	744,350

Software - Services (3.5%)
994	Deltek, Inc.#	(B, B1)	10/10/18	4.500	997,127
1,000	Flexera Software LLC#	(CCC+, Caa1)	04/02/21	8.000	1,002,500
1,000	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	1,004,580
998	MRI Software LLC#	(B+, B2)	01/29/21	5.250	1,002,488
1,000	MSC.Software Corp.#	(CCC, Caa1)	05/31/21	8.500	1,010,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Software - Services
$997	SumTotal Systems LLC#	(B+, B1)	11/16/18	6.250	$972,389
					5,989,084
Specialty Retail (1.8%)
993	BJ’s Wholesale Club, Inc.#	(B-, B3)	09/26/19	4.500	988,674
1,000	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/26/20	8.500	1,016,250
985	Ollie’s Bargain Outlet, Inc.#	(B, B2)	09/27/19	4.753	987,088
					2,992,012
Support - Services (1.8%)
974	Evergreen Tank Solutions, Inc.#	(B-, Caa1)	09/28/18	9.500	976,123
1,000	Institutional Shareholder Services, Inc.#	(B+, B2)	04/30/21	4.750	1,002,500
1,000	Long Term Care Group, Inc.#	(B, B3)	06/06/20	6.000	1,010,000
					2,988,623
Telecom - Integrated/Services (1.2%)
1,000	Omnitracs, Inc.#	(CCC+, Caa1)	05/25/21	8.750	1,012,815
990	Zayo Group LLC#	(B, B1)	07/02/19	4.000	984,344
					1,997,159
Telecommunications Equipment (0.8%)
988	Avaya, Inc.#	(B, B1)	10/26/17	4.727	958,950
499	Avaya, Inc.#	(B, B1)	03/30/18	6.500	496,667
					1,455,617
Theaters & Entertainment (0.3%)
472	EMI Music Publishing Ltd.#	(BB-, Ba3)	06/29/18	3.750	470,715

Transportation - Excluding Air/Rail (3.1%)
1,801	Fraikin OPCO€#^	(CCC+, B2)	03/31/17	11.427	2,288,728
1,491	Navios Partners Finance (U.S.), Inc.#	(BB, Ba3)	06/27/18	5.250	1,510,257
600	OSG Bulk Ships, Inc.#	(BB-, B1)	07/22/19	5.250	603,999
900	OSG International, Inc.#	(BB-, B1)	07/22/19	5.750	904,504
					5,307,488
TOTAL BANK LOANS (Cost $66,076,878)					66,693,989

ASSET BACKED SECURITIES (19.3%)
Collateralized Debt Obligations (19.3%)
750	ALM V Ltd., 2012-5A, Rule 144A‡#	(NR, Ba2)	02/13/23	5.724	739,750
900	ARES CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/12/23	6.027	882,592
1,000	Atlas Senior Loan Fund Ltd., 2012-1A, Rule 144A‡#	(BB-, NR)	08/15/24	6.474	1,000,240
1,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A‡#	(BB-, NR)	07/16/26	4.959	898,940
750	Black Diamond CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	02/01/23	6.240	735,317
900	BlueMountain CLO Ltd., 2013-2A, Rule 144A‡#	(BB, NR)	01/22/25	5.282	844,906
1,177	Carlyle Global Market Strategies CLO Ltd., 2012-3A, Rule 144A‡#	(BB, NR)	10/04/24	5.734	1,136,638
750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A‡•	(NR, NR)	01/20/25	0.000	729,149
600	CIFC Funding Ltd., 2012-3A, Rule 144A‡#	(BB-, NR)	01/29/25	6.234	595,259
750	CIFC Funding Ltd., 2012-3A, Rule 144A‡#	(B, NR)	01/29/25	7.134	729,339
800	CIFC Funding Ltd., 2014-3A, Rule 144A‡#	(NR, Ba3)	07/22/26	4.902	725,756
1,250	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A‡#	(BB, NR)	11/15/24	5.624	1,201,614
650	Galaxy XVII CLO Ltd., 2014-17A, Rule 144A‡#	(BB, NR)	07/15/26	4.997	585,562
750	Greywolf CLO III Ltd., 2014-1A, Rule 144A‡#	(BB, NR)	04/22/26	5.326	698,491
500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	12/20/24	5.631	479,168
1,000	Hildene CLO II Ltd., 2014-2A, Rule 144A‡#	(NR, Ba3)	07/19/26	5.376	932,139
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A‡#	(B, NR)	03/14/22	6.731	1,008,678
1,000	Jamestown CLO III Ltd., 2013-3A, Rule 144A‡#	(BB-, NR)	01/15/26	4.834	906,117
500	JFIN CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	01/20/25	4.984	459,460
1,300	KVK CLO Ltd., 2013-1A, Rule 144A‡#	(BB, NR)	04/14/25	5.734	1,251,338
500	Neuberger Berman CLO Ltd., 2012-12AR, Rule 144A‡#	(BB, NR)	07/25/23	6.484	500,272
500	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(BBB, NR)	08/13/25	4.224	493,771
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A‡#	(B, NR)	08/13/25	6.124	911,630
1,000	OCP CLO Ltd., 2014-6A, Rule 144A‡#	(B, NR)	07/17/26	5.855	865,516

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
Collateralized Debt Obligations
$1,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A‡#	(BB-, NR)	01/15/24	5.484	$951,087
750	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A‡#	(B, NR)	01/15/24	6.734	706,678
500	OZLM Funding V Ltd., 2013-5A, Rule 144A‡#	(BB, NR)	01/17/26	4.983	458,380
1,000	Saranac CLO Ltd., 2014-3A, Rule 144A‡#	(NR, NR)	06/22/25	5.384	895,000
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A‡#	(BB, NR)	08/14/23	6.423	996,613
750	Shackleton II CLO Ltd., 2012-2A, Rule 144A‡#	(BB, NR)	10/20/23	5.434	713,429
1,000	Shackleton V CLO Ltd., 2014-5A, Rule 144A‡#	(BB-, NR)	05/07/26	4.580	884,073
750	Sound Point CLO II Ltd., 2013-1A, Rule 144A‡#	(B, NR)	04/26/25	5.735	663,641
1,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A‡#	(NR, Ba3)	01/21/26	4.734	890,646
750	Sound Point CLO IV Ltd., 2013-3A, Rule 144A‡#	(NR, B2)	01/21/26	5.184	632,987
750	Sound Point CLO V Ltd., 2014-1A, Rule 144A‡#	(NR, Ba3)	04/18/26	4.484	651,984
750	Trinitas CLO I Ltd., 2014-1A, Rule 144A‡#	(BB, NR)	04/15/26	5.053	664,181
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A‡#	(NR, Ba2)	07/15/26	5.284	1,204,446
750	Voya CLO Ltd., 2014-3A, Rule 144A‡#	(NR, Ba3)	07/25/26	5.233	686,887
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A‡#	(NR, Ba3)	07/17/26	4.885	694,800
1,000	WhiteHorse VII Ltd., 2013-1A, Rule 144A‡#	(BB-, NR)	11/24/25	5.027	923,677
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A‡#	(NR, Ba3)	05/01/26	4.764	897,725
TOTAL ASSET BACKED SECURITIES (Cost $32,822,660)					32,827,876

Number of Shares

MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,600	BlackRock Floating Rate Income Strategies Fund, Inc.	66,010
2,300	Eaton Vance Floating-Rate Income Trust	34,661
TOTAL MUTUAL FUNDS (Cost $100,777)		100,671

Par (000)

SHORT-TERM INVESTMENT (8.4%)
$14,256	State Street Bank and Trust Co. Euro Time Deposit (Cost $14,256,000)	08/01/14	0.010	14,256,000

TOTAL INVESTMENTS AT VALUE (101.4%) (Cost $170,865,247)				172,248,790

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)				(2,449,805)

NET ASSETS (100.0%)				$169,798,985

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to a value of $61,166,316 or 36.0% of net assets.

£	This security is denominated in British Pound.
€	This security is denominated in Euro.

1

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

#	Variable rate obligations — The interest rate is the rate as of July 31, 2014.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
•	Zero coupon security.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
USD	8,836,750	EUR	6,500,000	10/15/14	Morgan Stanley	$(8,836,750)	$(8,699,124)	$137,626
USD	4,357,746	GBP	2,550,000	10/15/14	Morgan Stanley	(4,357,746)	(4,302,589)	55,157
								$192,783

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2014	(55)	$(6,853,516)	$18,728

Net unrealized appreciation (depreciation)					$18,728

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$58,370,254	$—	$58,370,254
Bank Loans	—	64,405,261	2,288,728	66,693,989
Asset Backed Securities	—	32,827,876	—	32,827,876
Mutual Funds	100,671	—	—	100,671
Short-term Investments	—	14,256,000	—	14,256,000
Other Financial Instruments*
Forward Foreign Currency Contracts	—	192,783	—	192,783
Futures Contracts	18,728	—	—	18,728
	$119,399	$170,052,174	$2,288,728	$172,460,301

*             Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts and futures contracts.

The following is a reconciliation of investments as of July 31, 2014 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Asset Backed Securities	Bank Loans	Common Stocks	Total
Balance as of October 31, 2013	$1,794,200	$—	$2,060,463	$3,854,663
Accrued discounts (premiums)	8,674	11,620	—	20,294
Purchases	—	2,322,072	—	2,322,072
Sales	(1,827,800)	—	—	(1,827,800)
Realized gain (loss)	37,860	—	—	37,860
Change in unrealized appreciation (depreciation)	(12,934)	(44,964)	—	(57,898)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(2,060,463)	(2,060,463)
Balance as of July 31, 2014	$—	$2,288,728	$—	$2,288,728

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2014	$—	$(44,964)	$—	$(44,964)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1 and Level 2, but there was $2,060,463 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (8.8%)
$6,000	Federal Farm Credit Banks# (Cost $5,999,659)	(AA+, Aaa)	02/27/15	0.164	$6,003,258

SHORT-TERM INVESTMENT (80.2%)
54,366	State Street Bank and Trust Co. Euro Time Deposit^^ (Cost $54,366,000)		08/01/14	0.010	54,366,000

TOTAL INVESTMENTS AT VALUE (89.0%) (Cost $60,365,659)					60,369,258

OTHER ASSETS IN EXCESS OF LIABILITIES (11.0%)					7,449,027

NET ASSETS (100.0%)					$67,818,285

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2014.
^^	Security or portion thereof held in the subsidiary.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2014	150	$13,897,500	$(75,759)
CAD Currency Futures	USD	Sep 2014	24	2,199,360	(45,284)
GBP Currency Futures	USD	Sep 2014	133	14,028,175	102,883
					$(18,160)
Index Contracts
Hang Seng Index Futures	HKD	Aug 2014	50	7,988,981	$177,913
EURO Stoxx 50 Index Futures	EUR	Sep 2014	122	5,091,332	(206,044)
FTSE 100 Index Futures	GBP	Sep 2014	84	9,476,931	(42,600)
Nikkei 225 Index Futures OSE	JPY	Sep 2014	41	6,239,607	207,397
S&P 500 E Mini Index Futures	USD	Sep 2014	71	6,833,040	(16,918)
					$119,748
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2014	263	37,321,525	$185,930
10YR U.S. Treasury Note Futures	USD	Sep 2014	137	17,071,484	(58,705)
German EURO Bund Futures	EUR	Sep 2014	97	19,207,034	283,840
Long Gilt Futures	GBP	Sep 2014	73	13,640,852	37,278
					$448,343
Contracts to Sell
Foreign Exchange Contracts
EUR Currency Futures	USD	Sep 2014	(159)	(26,616,600)	$192,252
JPY Currency Futures	USD	Sep 2014	(15)	(1,823,250)	436
					$192,688
Net unrealized appreciation (depreciation)					$742,619

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

Swaps Contracts

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)

USD	$9,115,036	08/18/14	Goldman Sachs	BBG Industrial Metals Index	Fixed Rate	$15,835
USD	$8,049,021	08/18/14	Goldman Sachs	Fixed Rate	BBG Agriculture Index	56,038
USD	$2,570,098	08/18/14	Goldman Sachs	BBG Precious Metals Index	Fixed Rate	(38,737)
USD	$445,506	08/18/14	Goldman Sachs	Fixed Rate	BBG Energy Index	6,382
USD	$1,217,795	08/18/14	Goldman Sachs	Fixed Rate	BBG Energy Index	10,181
USD	$1,229,359	08/18/14	Goldman Sachs	Fixed Rate	BBG Energy Index	15,283
						$64,982

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$6,003,258	$—	$6,003,258
Short-term Investment	—	54,366,000	—	54,366,000
Other Financial Instruments*
Futures Contracts	742,619	—	—	742,619
Swap Contracts	—	64,982	—	64,982
	$742,619	$60,434,240	$—	$61,176,859

*        Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

July 31, 2014 (unaudited)

	Number of Shares	Value
COMMON STOCKS (87.4%)
BRAZIL (9.3%)
Commercial Banks (2.0%)
Banco do Brasil S.A.	36,000	$440,408

Diversified Consumer Services (2.0%)
Kroton Educacional S.A.	17,100	455,970

Household Durables (1.3%)
Cyrela Brazil Realty S.A.	23,400	129,811
MRV Engenharia e Participacoes S.A.	50,000	160,642
		290,453
Insurance (0.8%)
Porto Seguro S.A.	13,100	179,974

IT Services (1.4%)
Cielo S.A.	16,700	305,861

Metals & Mining (1.0%)
Vale S.A., ADR	15,400	220,990

Transportation Infrastructure (0.8%)
EcoRodovias Infraestrutura e Logistica S.A.	28,000	169,292
		2,062,948
CHILE (1.7%)
Electric Utilities (1.7%)
Enersis S.A., ADR	21,900	369,234

CHINA (16.3%)
Commercial Banks (7.7%)
Agricultural Bank of China Ltd., Series H	454,000	219,941
Bank of China Ltd., Series H	1,023,000	487,566
China CITIC Bank Corp. Ltd., Series H	353,000	233,728
Chongqing Rural Commercial Bank, Series H	273,000	135,028
Industrial & Commercial Bank of China Ltd., Series H	925,000	632,050
		1,708,313
Construction & Engineering (1.2%)
China Communications Construction Co. Ltd., Series H	339,000	256,989

Construction Materials (1.0%)
China National Building Material Co. Ltd., Series H	230,000	229,313

Electronic Equipment, Instruments & Components (0.6%)
Hollysys Automation Technologies Ltd.*	6,400	141,312

Independent Power Producers & Energy Traders (1.1%)
Huaneng Power International, Inc., Series H	210,000	232,841

Internet Software & Services (2.0%)
Baidu, Inc., ADR *	900	194,445
Tencent Holdings Ltd.	15,700	254,765
		449,210
Life Sciences Tools & Services (0.5%)
WuXi PharmaTech Cayman, Inc., ADR*	3,700	113,997

Machinery (0.6%)
Airtac International Group	14,000	131,511

Oil, Gas & Consumable Fuels (1.1%)
China Petroleum & Chemical Corp., Series H	238,000	233,003

Real Estate Management & Development (0.5%)
Country Garden Holdings Co. Ltd.	220,000	112,201
		3,608,690
COLOMBIA (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Ecopetrol S.A., ADR	12,000	404,880

	Number of Shares	Value
COMMON STOCKS
HONG KONG (4.8%)
Chemicals (0.7%)
Huabao International Holdings Ltd.	207,000	$150,843

Hotels, Restaurants & Leisure (1.0%)
Galaxy Entertainment Group Ltd.	27,000	226,717

Industrial Conglomerates (1.1%)
Hutchison Whampoa Ltd.	8,000	108,626
Jardine Strategic Holdings Ltd.	3,500	125,094
		233,720
Oil, Gas & Consumable Fuels (0.7%)
CNOOC Ltd.	91,000	160,735

Real Estate Management & Development (1.3%)
China Overseas Land & Investment Ltd.	46,000	140,171
Shimao Property Holdings Ltd.	62,500	143,703
		283,874
		1,055,889
INDIA (3.0%)
Automobiles (1.4%)
Tata Motors Ltd., ADR	7,700	302,764

Commercial Banks (1.0%)
State Bank of India, GDR, Reg S1	2,800	224,980

Pharmaceuticals (0.6%)
Dr Reddy’s Laboratories Ltd., ADR	3,000	134,250
		661,994
INDONESIA (2.1%)
Food Products (1.0%)
Indofood Sukses Makmur Tbk PT	348,500	209,777

Gas Utilities (1.1%)
Perusahaan Gas Negara Persero Tbk PT	486,700	244,978
		454,755
JAPAN (0.8%)
Household Products (0.8%)
Pigeon Corp.	3,000	172,386

MEXICO (2.0%)
Transportation Infrastructure (1.3%)
OHL Mexico S.A.B. de C.V.*	103,000	299,200

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V., Series L	128,143	151,161
		450,361
PANAMA (0.8%)
Commercial Banks (0.8%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	5,800	172,202

RUSSIA (3.8%)
Oil, Gas & Consumable Fuels (3.8%)
Gazprom OAO, ADR	24,000	175,920
Lukoil OAO, ADR	12,000	669,600
		845,520
SINGAPORE (0.7%)
Industrial Conglomerates (0.7%)
Sembcorp Industries Ltd.	37,000	161,980

	Number of Shares	Value
COMMON STOCKS
SOUTH AFRICA (3.6%)
Food & Staples Retailing (1.4%)
The SPAR Group Ltd.	26,677	$308,075

Specialty Retail (1.1%)
The Foschini Group Ltd.	22,500	246,260

Wireless Telecommunication Services (1.1%)
MTN Group Ltd.	11,600	240,258
		794,593
SOUTH KOREA (12.7%)
Automobiles (4.0%)
Hyundai Motor Co.	2,500	591,822
Kia Motors Corp.	5,000	293,529
		885,351
Construction & Engineering (1.4%)
Daelim Industrial Co. Ltd.	3,600	322,100

Household Durables (0.6%)
Hanssem Co. Ltd.	1,500	136,213

Insurance (1.0%)
Hyundai Marine & Fire Insurance Co. Ltd.	7,300	215,857

Personal Products (1.0%)
Amorepacific Corp.	125	214,530

Semiconductors & Semiconductor Equipment (3.1%)
Samsung Electronics Co. Ltd.	530	685,933

Wireless Telecommunication Services (1.6%)
SK Telecom Co. Ltd.	1,350	346,547
		2,806,531
TAIWAN (14.0%)
Commercial Banks (1.3%)
King’s Town Bank	124,000	125,422
SinoPac Financial Holdings Co. Ltd.	362,000	169,761
		295,183
Computers & Peripherals (3.3%)
Asustek Computer, Inc.	28,000	295,886
Catcher Technology Co. Ltd.	35,000	286,070
Pegatron Corp.	75,000	142,120
		724,076
Electronic Equipment, Instruments & Components (3.2%)
Hon Hai Precision Industry Co. Ltd.	163,000	558,550
Largan Precision Co. Ltd.	2,000	153,648
		712,198
Leisure Equipment & Products (0.9%)
Merida Industry Co. Ltd.	24,000	187,411

Personal Products (0.6%)
Grape King Bio Ltd.	28,000	133,724

Semiconductors & Semiconductor Equipment (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	206,000	825,912

Textiles, Apparel & Luxury Goods (1.0%)
Eclat Textile Co. Ltd.	20,100	222,923
		3,101,427
THAILAND (5.4%)
Chemicals (1.7%)
PTT Global Chemical PCL	182,700	374,106

Commercial Banks (1.6%)
Bangkok Bank PCL, NVDR	30,600	185,102

	Number of Shares	Value
COMMON STOCKS
THAILAND
Commercial Banks
Krung Thai Bank PCL, NVDR	258,300	$171,585
		356,687
Food Products (0.8%)
Thai Union Frozen Products PCL	87,200	177,876

Oil, Gas & Consumable Fuels (1.3%)
PTT PCL	30,000	298,038
		1,206,707
TURKEY (3.6%)
Construction & Engineering (0.6%)
Tekfen Holding AS*	52,300	121,156

Diversified Telecommunication Services (1.5%)
Turk Telekomunikasyon AS	114,000	340,912

Oil, Gas & Consumable Fuels (0.6%)
Tupras Turkiye Petrol Rafinerileri AS	5,600	136,705

Real Estate Investment Trusts (0.9%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	157,600	203,999
		802,772
UNITED KINGDOM (1.0%)
Insurance (1.0%)
Old Mutual PLC	68,100	224,033
TOTAL COMMON STOCKS (Cost $18,001,687)		19,356,902

PREFERRED STOCKS (4.8%)
BRAZIL (4.8%)
Commercial Banks (2.9%)
Banco Bradesco S.A.	14,300	218,422
Itau Unibanco Holding S.A.	26,400	408,950
		627,372
Electric Utilities (1.3%)
Cia Energetica de Minas Gerais	35,900	292,631

Machinery (0.6%)
Randon Participacoes S.A.	50,500	138,848
TOTAL PREFERRED STOCKS (Cost $862,491)		1,058,851

EXCHANGE TRADED FUNDS (5.4%)
FRANCE (2.6%)
Lyxor ETF MSCI India*	36,050	579,784

LUXEMBOURG (2.8%)
db x-trackers CNX Nifty UCITS ETF*	4,825	621,440
TOTAL EXCHANGE TRADED FUNDS (Cost $987,800)		1,201,224

	Par (000)
SHORT-TERM INVESTMENT (2.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/01/2014 (Cost $499,000)	$499	499,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $20,350,978)		22,115,977

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		21,358

NET ASSETS (100.0%)		$22,137,335

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

*                                         Non-income producing security.

1                                           REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account for benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$4,424,955	$14,931,947	$—	$19,356,902
Preferred Stocks	1,058,851	—	—	1,058,851
Exchange Traded Funds	1,201,224	—	—	1,201,224
Short-term Investment	—	499,000	—	499,000
	$6,685,030	$15,430,947	$—	$22,115,977

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Volaris US Strategies Fund

Schedule of Investments

July 31, 2014 (unaudited)

Number of Contracts	Value

OPTIONS PURCHASED (7.0%)
Call Purchased Options (1.9%)
1	S&P 500 Index, Strike @ $1,870, expires 08/16/14	$6,730
135	S&P 500 Index, Strike @ $1,950, expires 09/20/14	356,400
13	S&P 500 Index, Strike @ $1,955, expires 08/16/14	12,935
6	S&P 500 Index, Strike @ $1,960, expires 08/01/14	345
8	S&P 500 Index, Strike @ $1,970, expires 08/22/14	6,360
13	S&P 500 Index, Strike @ $1,975, expires 09/20/14	19,955
31	S&P 500 Index, Strike @ $1,980, expires 08/01/14	310
2	S&P 500 Index, Strike @ $1,980, expires 08/16/14	590
25	S&P 500 Index, Strike @ $1,980, expires 08/22/14	12,875
8	S&P 500 Index, Strike @ $1,985, expires 08/01/14	60
9	S&P 500 Index, Strike @ $1,985, expires 08/16/14	2,003
3	S&P 500 Index, Strike @ $1,985, expires 09/20/14	3,585
18	S&P 500 Index, Strike @ $1,985, expires 09/30/14	27,450
45	S&P 500 Index, Strike @ $2,050, expires 08/16/14	788
239	S&P 500 Index, Strike @ $2,050, expires 08/22/14	5,377
97	S&P 500 Index, Strike @ $2,075, expires 09/30/14	13,991
172	S&P 500 Index, Strike @ $2,080, expires 09/20/14	9,890
76	S&P 500 Index, Strike @ $2,100, expires 08/16/14	570
68	S&P 500 Index, Strike @ $2,100, expires 09/20/14	1,870
176	S&P 500 Index, Strike @ $2,100, expires 09/30/14	10,120
124	S&P 500 Index, Strike @ $2,120, expires 10/18/14	8,990
122	S&P 500 Index, Strike @ $2,125, expires 09/20/14	2,745
503,939
Put Purchased Options (5.1%)
45	S&P 500 Index, Strike @ $1,525, expires 08/16/14	1,687
50	S&P 500 Index, Strike @ $1,550, expires 08/16/14	2,375
97	S&P 500 Index, Strike @ $1,600, expires 10/18/14	42,195
95	S&P 500 Index, Strike @ $1,625, expires 09/20/14	28,025
97	S&P 500 Index, Strike @ $1,680, expires 09/30/14	42,186
67	S&P 500 Index, Strike @ $1,740, expires 09/20/14	49,915
83	S&P 500 Index, Strike @ $1,750, expires 08/22/14	28,635
88	S&P 500 Index, Strike @ $1,755, expires 09/20/14	75,240
87	S&P 500 Index, Strike @ $1,775, expires 08/29/14	50,895
149	S&P 500 Index, Strike @ $1,800, expires 08/16/14	52,895
26	S&P 500 Index, Strike @ $1,925, expires 08/22/14	67,751
6	S&P 500 Index, Strike @ $1,925, expires 09/20/14	22,805
11	S&P 500 Index, Strike @ $1,930, expires 09/20/14	40,984
27	S&P 500 Index, Strike @ $1,935, expires 09/30/14	110,508
10	S&P 500 Index, Strike @ $1,945, expires 08/22/14	24,588
7	S&P 500 Index, Strike @ $1,950, expires 08/16/14	12,886
13	S&P 500 Index, Strike @ $1,950, expires 08/22/14	50,180
10	S&P 500 Index, Strike @ $1,955, expires 08/01/14	25,700
13	S&P 500 Index, Strike @ $1,955, expires 09/30/14	76,440
17	S&P 500 Index, Strike @ $1,960, expires 08/22/14	75,480
18	S&P 500 Index, Strike @ $1,960, expires 08/29/14	86,040
35	S&P 500 Index, Strike @ $1,970, expires 08/01/14	139,650
21	S&P 500 Index, Strike @ $1,970, expires 08/16/14	98,910
8	S&P 500 Index, Strike @ $1,970, expires 09/20/14	50,080
12	S&P 500 Index, Strike @ $1,975, expires 08/16/14	61,080
1,317,130
TOTAL OPTIONS PURCHASED (Cost $1,815,297)	1,821,069

Par (000)	Ratings† (S&P/Moody’s)	Maturity	Rate%

UNITED STATES AGENCY OBLIGATIONS (91.8%)
$5,819	United States Treasury Bills	(AA+, Aaa)	08/07/14	0.025	5,818,976
5,991	United States Treasury Bills	(AA+, Aaa)	08/28/14	0.007	5,990,966
6,041	United States Treasury Bills	(AA+, Aaa)	09/18/14	0.020	6,040,832
5,991	United States Treasury Bills	(AA+, Aaa)	10/02/14	0.010	5,990,897

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $23,841,671)	23,841,671

SHORT-TERM INVESTMENT (27.5%)
7,141	State Street Bank and Trust Co. Euro Time Deposit (Cost $7,141,000)	08/01/14	0.010	7,141,000

Value

TOTAL INVESTMENTS AT VALUE (126.3%) (Cost $32,797,968)	$32,803,740

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.3%)	(6,836,181)

NET ASSETS (100.0%)	$25,967,559

†                                         Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.

Open Option Contracts

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
10	S&P 500 Index, Strike @ $1,955	08/01/14	$22,312	$(975)	$21,337
35	S&P 500 Index, Strike @ $1,970	08/01/14	59,130	(612)	58,518
7	S&P 500 Index, Strike @ $1,950	08/16/14	14,730	(14,730)	—
21	S&P 500 Index, Strike @ $1,970	08/16/14	45,402	(10,605)	34,797
12	S&P 500 Index, Strike @ $1,975	08/16/14	15,180	(4,620)	10,560
26	S&P 500 Index, Strike @ $1,925	08/22/14	77,850	(77,850)	—
10	S&P 500 Index, Strike @ $1,945	08/22/14	24,873	(24,873)	—
13	S&P 500 Index, Strike @ $1,950	08/22/14	43,358	(20,345)	23,013
17	S&P 500 Index, Strike @ $1,960	08/22/14	50,194	(19,465)	30,729
86	S&P 500 Index, Strike @ $2,005	08/22/14	84,472	(13,545)	70,927
18	S&P 500 Index, Strike @ $1,960	08/29/14	56,746	(25,650)	31,096
6	S&P 500 Index, Strike @ $1,925	09/20/14	25,449	(25,449)	—
11	S&P 500 Index, Strike @ $1,930	09/20/14	44,651	(44,651)	—
8	S&P 500 Index, Strike @ $1,970	09/20/14	26,527	(13,880)	12,647
86	S&P 500 Index, Strike @ $2,015	09/20/14	115,273	(41,710)	73,563
44	S&P 500 Index, Strike @ $2,035	09/20/14	38,169	(10,890)	27,279
27	S&P 500 Index, Strike @ $1,935	09/30/14	118,261	(118,261)	—
13	S&P 500 Index, Strike @ $1,955	09/30/14	55,526	(36,270)	19,256
88	S&P 500 Index, Strike @ $2,025	09/30/14	135,197	(46,200)	88,997
45	S&P 500 Index, Strike @ $2,030	10/18/14	60,707	(34,425)	26,282
					$529,001

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
6	S&P 500 Index, Strike @ $1,960	08/01/14	$12,865	$(18,180)	$(5,315)
31	S&P 500 Index, Strike @ $1,980	08/01/14	55,081	(154,070)	(98,989)
8	S&P 500 Index, Strike @ $1,985	08/01/14	10,879	(43,760)	(32,881)
1	S&P 500 Index, Strike @ $1,870	08/16/14	5,114	(935)	4,179
83	S&P 500 Index, Strike @ $1,925	08/16/14	94,804	(187,580)	(92,776)
13	S&P 500 Index, Strike @ $1,955	08/16/14	37,174	(48,100)	(10,926)
2	S&P 500 Index, Strike @ $1,980	08/16/14	4,288	(11,000)	(6,712)
9	S&P 500 Index, Strike @ $1,985	08/16/14	17,678	(53,370)	(35,692)
83	S&P 500 Index, Strike @ $1,905	08/22/14	114,421	(172,640)	(58,219)
8	S&P 500 Index, Strike @ $1,970	08/22/14	19,394	(40,640)	(21,246)
25	S&P 500 Index, Strike @ $1,980	08/22/14	65,823	(145,250)	(79,427)
87	S&P 500 Index, Strike @ $1,910	08/29/14	122,533	(224,460)	(101,927)
44	S&P 500 Index, Strike @ $1,875	09/20/14	61,999	(111,320)	(49,321)
88	S&P 500 Index, Strike @ $1,910	09/20/14	141,695	(310,640)	(168,945)
135	S&P 500 Index, Strike @ $1,950	09/20/14	703,812	(697,950)	5,862
13	S&P 500 Index, Strike @ $1,975	09/20/14	43,781	(85,280)	(41,499)
3	S&P 500 Index, Strike @ $1,985	09/20/14	10,753	(21,660)	(10,907)
97	S&P 500 Index, Strike @ $1,860	09/30/14	197,801	(197,801)	—
18	S&P 500 Index, Strike @ $1,985	09/30/14	70,225	(136,980)	(66,755)

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)

45	S&P 500 Index, Strike @ $1,875	10/18/14	$96,923	$(160,650)	$(63,727)
					$(935,223)
Net Unrealized Appreciation (Depreciation)					$(406,222)

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Options Purchased	$1,485,370	$335,699	$—	$1,821,069
United States Agency Obligations	—	23,841,671	—	23,841,671
Short-term Investments	—	7,141,000	—	7,141,000
Other Financial Instruments*
Written Options	(2,903,657)	(503,615)	—	(3,407,272)
	$(1,418,287)	$30,814,755	$—	$29,396,468

*                 Other financial instruments include unrealized appreciation (depreciation) on written options, at value.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 22, 2014

/s/Bruce S. Rosenberg
Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	September 22, 2014